Derivatives (Tables)	6 Months Ended
Jun. 30, 2015
Derivatives [Abstract]
Derivatives

	June 30, 2015
Maturity date	Notional amount	Interest rate paid	Interest rate received	Fair value
April 16, 2025	$ 2,700	2.0%	0.28%	$ 116
May 6, 2025	20,300	2.2%	0.28%	426
May 19, 2025	5,500	2.2%	0.28%	120
June 5, 2025	6,800	2.5%	0.28%	1
June 12, 2025	5,100	2.6%	0.29%	(46)
June 16, 2025	4,700	2.4%	0.29%	7
June 19, 2025	2,400	2.5%	0.29%	1
July 2, 2025	5,300	2.5%	0.28%	(1)
Total	$ 52,800			$ 625